PIA Short-Term Securities Fund
Schedule of Investments
August 31, 2026 (Unaudited)

CORPORATE BONDS - 37.6%	Par	Value
Agriculture - 0.6%
Philip Morris International, Inc., 4.75%, 02/12/2027	$ 1,000,000	$ 1,002,116

Banks - 9.5%
Bank of Montreal, 5.27%, 12/11/2026	1,800,000	1,805,523
Bank of Nova Scotia, 5.40%, 06/04/2027	800,000	806,158
Canadian Imperial Bank of Commerce, 5.93%, 10/02/2026	800,000	801,280
Citibank NA, 5.49%, 12/04/2026	1,000,000	1,002,587
Fifth Third Bank NA, 4.97% to 01/28/2027 then SOFR + 0.81%, 01/28/2028	2,000,000	2,002,676
First-Citizens Bank & Trust Co., 5.10% to 07/13/2028 then SOFR + 1.15%, 07/13/2029	2,000,000	1,995,435
Goldman Sachs Bank USA/New York NY, 4.66% to 06/03/2028 then SOFR + 0.72%, 06/03/2029	2,000,000	1,994,053
Morgan Stanley Bank NA, 4.45% to 10/15/2026 then SOFR + 0.68%, 10/15/2027	2,000,000	2,000,248
Royal Bank of Canada, 4.88%, 01/19/2027	2,000,000	2,005,257
Sumitomo Mitsui Trust Bank Ltd., 5.65%, 09/14/2026 (a)	1,000,000	1,000,572
Wells Fargo Bank NA, 5.25%, 12/11/2026	1,000,000	1,002,528
		16,416,317

Building Materials - 0.6%
Amrize Finance US LLC, 4.70%, 04/07/2028	1,000,000	999,770

Chemicals - 0.6%
Nutrien Ltd., 5.20%, 06/21/2027	1,000,000	1,005,828

Commercial Services - 2.0%
Cintas Corp. No 2, 4.20%, 05/01/2028	500,000	497,135
Quanta Services, Inc., 4.75%, 08/09/2027	3,000,000	3,007,887
		3,505,022

Diversified Financial Services - 1.7%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 4.88%, 04/01/2028	1,000,000	1,001,428
Equitable America Global Funding, 5.00%, 08/28/2029 (a)	2,000,000	1,994,900
		2,996,328

Electric - 4.5%
Ameren Corp., 5.70%, 12/01/2026	1,000,000	1,002,175
DTE Energy Co., 4.95%, 07/01/2027	500,000	501,442
Duke Energy Corp., 4.85%, 01/05/2027	1,000,000	1,002,143
Evergy, Inc., 4.25%, 03/15/2029	1,000,000	985,694
Georgia Power Co., 5.00%, 02/23/2027	1,500,000	1,504,683
NextEra Energy Capital Holdings, Inc., 4.69%, 09/01/2027	500,000	501,299
PacifiCorp, 4.25%, 03/15/2029	500,000	491,794
Southern California Edison Co., 4.40%, 09/06/2026	700,000	700,023
Xcel Energy, Inc., 4.75%, 03/21/2028	1,000,000	1,000,014
		7,689,267

Forest Products & Paper - 0.6%
Georgia-Pacific LLC, 4.40%, 06/30/2028 (a)	1,000,000	994,274

Healthcare-Products - 0.3%
Smith & Nephew PLC, 5.15%, 03/20/2027	500,000	501,544

Healthcare-Services - 0.1%

Elevance Health, Inc., 4.50%, 10/30/2026	250,000	250,061

Insurance - 4.9%
AEGON Funding Co. LLC, 5.50%, 04/16/2027 (a)	3,000,000	3,015,217
Aon North America, Inc., 5.13%, 03/01/2027	500,000	501,617
Arthur J Gallagher & Co., 4.60%, 12/15/2027	500,000	499,968
Lincoln Financial Global Funding, 4.20%, 01/12/2029 (a)	500,000	490,882
Principal Life Global Funding II
5.00%, 01/16/2027 (a)	500,000	501,122
4.60%, 08/19/2027 (a)	1,000,000	1,001,362
Protective Life Global Funding, 4.99% (5 yr. CMT Rate + 3.16%), 01/12/2027 (a)	1,000,000	1,002,515
Western-Southern Global Funding, 4.88%, 08/27/2029 (a)	1,500,000	1,494,998
		8,507,681

Investment Companies - 2.9%
Ares Capital Corp., 7.00% (SOFR + 1.36%), 01/15/2027	2,000,000	2,015,209
HPS Corporate Lending Fund, 5.45%, 01/14/2028	2,000,000	1,997,652
Main Street Capital Corp., 6.50%, 06/04/2027	1,000,000	1,008,288
		5,021,149

Machinery-Diversified - 0.3%
AGCO Corp., 5.45%, 03/21/2027	500,000	501,960

Mining - 0.6%
Glencore Funding LLC, 5.34%, 04/04/2027 (a)	1,000,000	1,004,785

Oil & Gas Services - 0.3%
Schlumberger Holdings Corp., 5.00%, 05/29/2027 (a)	500,000	502,034

Packaging & Containers - 1.7%
Amcor Flexibles North America, Inc., 4.80%, 03/17/2028	1,000,000	1,001,053
Sonoco Products Co., 4.45%, 09/01/2026	2,000,000	2,000,000
		3,001,053

Pharmaceuticals - 1.2%
Cencora, Inc., 4.63%, 12/15/2027	2,000,000	2,001,114

Pipelines - 2.9%
Enbridge, Inc., 5.25%, 04/05/2027	2,000,000	2,008,384
Energy Transfer LP, 6.05%, 12/01/2026	1,000,000	1,002,915
ONEOK, Inc., 4.25%, 09/24/2027	1,000,000	997,573
South Bow USA Infrastructure Holdings LLC, 4.91%, 09/01/2027	1,000,000	1,001,274
		5,010,146

REITS - 1.7%
Camden Property Trust, 5.85%, 11/03/2026	2,000,000	2,002,935
Public Storage Operating Co., 4.37% (SOFR + 0.70%), 04/16/2027	1,000,000	1,002,148
		3,005,083

Water - 0.6%
Essential Utilities, Inc., 4.80%, 08/15/2027	1,000,000	1,003,255
TOTAL CORPORATE BONDS (Cost $64,790,761)		64,918,787

ASSET-BACKED SECURITIES - 25.8%
United States – 25.8%
Acacia 2025-1 LLC, Series 2025-1, Class A, 5.24%, 11/15/2037 (a)	965,470	964,853
Acacia 2026-1 LLC, Series 2026-1, Class A, 5.44%, 07/15/2041 (a)	2,899,554	2,898,401

Alliance Funding Group, Series 2023-1, Class B, 7.51%, 09/16/2030 (a)	155,708	156,051
Ansley Park Capital LLC, Series 2025-A, Class A2, 4.43%, 04/20/2035 (a)	1,572,602	1,563,856
Arivo Acceptance Auto Loan Receivables Trust
Series 2024-1A, Class A, 6.46%, 04/17/2028 (a)	3,398	3,401
Series 2025-1A, Class A2, 4.92%, 05/15/2029 (a)	573,184	573,487
Series 2026-1A, Class A2, 4.96%, 08/15/2030 (a)	2,000,000	2,002,568
Avtech Equipment Receivables Funding LLC, Series 2026-1A, Class A, 4.55%, 02/15/2033 (a)	639,257	637,486
Bankers Healthcare Group, Inc., Series 2025-2CON, Class A, 4.84%, 09/17/2036 (a)	2,006,244	1,985,738
CarMax Auto Owner Trust, Series 2023-2, Class A3, 5.05% (SOFR + 0.69%), 01/18/2028	113,043	113,157
Cherry Securitization Trust
Series 2025-1A, Class A, 6.13%, 11/15/2032 (a)	500,000	503,280
Series 2026-1A, Class A, 5.43%, 01/17/2034 (a)	2,000,000	1,995,737
CP EF Asset Securitization LLC, Series 2026-1A, Class A2, 5.00%, 01/17/2034 (a)	1,000,000	997,640
CPS Auto Trust
Series 2025-A, Class B, 5.02%, 07/16/2029 (a)	977,125	978,713
Series 2026-B, Class B, 4.59%, 12/16/2030 (a)	1,000,000	995,448
Dext ABS Funding LLC
Series 2023-1, Class C, 7.13%, 09/15/2032 (a)	850,000	861,975
Series 2025-1, Class A2, 4.59%, 08/16/2027 (a)	151,737	151,789
DLLAA LLC, Series 2025-1A, Class A2, 4.70%, 10/20/2027 (a)	249,018	249,275
FCI Funding, Series 2024-1A, Class A, 5.44%, 08/15/2036 (a)	766,592	766,549
FHF Trust, Series 2026-2A, Class A2, 5.32%, 11/15/2030 (a)	2,000,000	2,000,716
Foursight Capital Automobile Receivables Trust, Series 2024-1, Class A2, 5.49%, 01/16/2029 (a)	5,335	5,337
Lobel Automobile Receivables Trust, Series 2026-1, Class A, 4.88%, 10/16/2028 (a)	2,351,987	2,352,316
NYCTL 2025-A Trust, Series 2025-A, Class A, 4.84%, 11/10/2038 (a)	1,025,423	1,012,445
Oaktree Abf Equipment Depositor LLC, Series 2026-1A, Class A2, 4.50%, 10/17/2033 (a)	1,000,000	998,869
Octane Receivables Trust, Series 2025-RVM1, Class A, 4.48%, 12/20/2046 (a)	1,474,122	1,463,339
Pagaya AI Debt Selection Trust
Series 2025-3, Class A2, 5.37%, 12/15/2032 (a)	1,104,774	1,106,104
Series 2026-3, Class A1, 4.64%, 05/17/2027 (a)	1,081,009	1,081,071
PVOne LLC
Series 2023-1A, Class A, 7.25%, 07/16/2035 (a)	57,354	57,399
Series 2025-1A, Class A, 5.40%, 03/15/2039 (a)	1,574,737	1,573,967
RCKT Mortgage Trust, Series 2025-2A, Class A, 4.48%, 11/27/2034 (a)	492,433	492,638
Reach Financial LLC
Series 2025-1A, Class A, 4.96%, 08/16/2032 (a)	197,797	197,934
Series 2025-2A, Class A, 4.93%, 08/18/2032 (a)	386,102	386,719
Series 2026-1A, Class A, 4.32%, 02/15/2033 (a)	395,824	395,627
Research-Driven Pagaya Motor Asset Trust
Series 2025-5A, Class A3, 4.84%, 06/26/2034 (a)	1,500,000	1,494,290
Series 2026-1A, Class A2, 4.52%, 01/25/2035 (a)	1,000,000	999,552
Series 2026-4A, Class A2, 4.92%, 05/25/2035 (a)	1,500,000	1,499,806
Series 2026-R2A, Class A, 5.83%, 10/25/2035 (a)	1,902,147	1,901,742
SAFCO Auto Receivables Trust, Series 2025-1A, Class A, 5.46%, 09/10/2029 (a)	579,599	578,820
SLR Equipment Finance 2026-1 LLC, Series 2026-1A, Class A2, 5.01%, 04/15/2033 (a)	1,500,000	1,502,363
Tesla Auto Lease Trust, Series 2024-B, Class A3, 4.82%, 10/20/2027 (a)	728,556	729,015
United Auto Credit Securitization Trust, Series 2026-1, Class A, 4.41% (1 mo. Term SOFR + 1.20%), 06/12/2028 (a)	472,868	472,873
Veros Automobile Receivables Trust
Series 2026-1, Class A, 4.53%, 08/15/2028 (a)	485,595	485,676
Series 2026-2, Class A, 4.65%, 03/12/2029 (a)	1,378,457	1,378,317
Western Funding Auto Loan Trust, Series 2025-1, Class A, 4.75%, 07/16/2035 (a)	1,000,000	998,589
Westlake Automobile Receivables Trust, Series 2025-1A, Class A3, 4.75%, 08/15/2028 (a)	972,980	974,172
TOTAL ASSET-BACKED SECURITIES (Cost $44,615,615)		44,539,100

U.S. TREASURY SECURITIES - 22.3%
United States Treasury Note/Bond
3.50%, 10/31/2027	1,000,000	991,328
4.00%, 12/15/2027	2,500,000	2,491,113
3.88%, 03/15/2028	4,200,000	4,172,848
3.75%, 05/15/2028	6,200,000	6,141,391

3.88%, 07/15/2028	5,000,000		4,958,008
3.38%, 09/15/2028	7,000,000		6,867,246
3.50%, 12/15/2028	10,700,000		10,497,912
4.13%, 07/15/2029	2,500,000		2,480,957
TOTAL U.S. TREASURY SECURITIES (Cost $39,007,756)			38,600,803

MORTGAGE-BACKED SECURITIES - 7.5%
Commercial Mortgage-Backed Securities - 7.4%
BLP Commercial Mortgage Trust, Series 2025-IND, Class A, Pool G08741, 4.84% (1 mo. Term SOFR + 1.20%), 03/15/2042 (a)	811,050		811,827
BX Trust
Series 2024-CNYN, Class A, Pool G04832, 5.08% (1 mo. Term SOFR + 1.44%), 04/15/2041 (a)	1,341,772		1,345,390
Series 2024-MF, Class A, Pool 726311, 5.08% (1 mo. Term SOFR + 1.44%), 02/15/2039 (a)	885,455		887,800
Series 2024-VLT4, Class B, Pool AU3363, 5.58% (1 mo. Term SOFR + 1.94%), 06/15/2041 (a)	3,838,000		3,834,839
Series 2025-DIME, Class B, Pool MA2670, 5.14% (1 mo. Term SOFR + 1.50%), 02/15/2035 (a)	3,000,000		2,988,842
CONE Trust 2024-DFW1, Series 2024-DFW1, Class B, Pool AZ0504, 5.93% (1 mo. Term SOFR + 2.29%), 08/15/2041 (a)	3,000,000		2,995,870
			12,864,568

U.S. Government Securities - 0.1%
Federal Home Loan Mortgage Corp.
Pool 782784, 6.14% (1 yr. CMT Rate + 2.25%), 10/01/2034	31,517		32,737
Pool 847671, 6.04% (RFUCCT1Y + 1.83%), 04/01/2036	7,432		7,666
Federal National Mortgage Association
Pool 562912, 5.77% (1 yr. CMT Rate + 2.27%), 04/01/2030	1,111		1,112
Pool 755253, 6.13% (RFUCCT1Y + 1.75%), 11/01/2033	45,933		46,949
			88,464
TOTAL MORTGAGE-BACKED SECURITIES (Cost $12,937,877)			12,953,032

SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 5.8%
3.68%, 10/29/2026 (b)	6,100,000		6,063,188
3.74%, 11/27/2026 (b)	4,000,000		3,963,881
TOTAL U.S. TREASURY BILLS (Cost $10,028,963)			10,027,069

MONEY MARKET FUNDS - 2.6%	Shares		Value
Fidelity Government Portfolio - Institutional Class, 3.56% (c)	4,418,898		4,418,898
TOTAL MONEY MARKET FUNDS (Cost $4,418,898)			4,418,898

TOTAL INVESTMENTS - 101.6% (Cost $175,799,870)			175,457,689
Liabilities in Excess of Other Assets - (1.6)%		(0.01591)	(2,748,044)
TOTAL NET ASSETS - 100.0%			$ 172,709,645

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.

REIT - Real Estate Investment Trust

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of August 31, 2026, the value of these securities total $70,293,172 or 40.7% of the Fund’s net assets.

(b)	The rate shown is the annualized yield as of August 31, 2026.
(c)	The rate shown represents the 7-day annualized yield as of August 31, 2026.

PIA Short-Term Securities Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of August 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds	$ –	$ 64,918,787	$ –	$ 64,918,787
Asset-Backed Securities	–	44,539,100	–	44,539,100
U.S. Treasury Securities	–	38,600,803	–	38,600,803
Mortgage-Backed Securities	–	12,953,032	–	12,953,032
U.S. Treasury Bills	–	10,027,069	–	10,027,069
Money Market Funds	4,418,898	–	–	4,418,898
Total Investments	$ 4,418,898	$ 171,038,791	$ –	$ 175,457,689